Note 26 - Related Parties	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of related party [text block]
NOTE 26.	RELATED PARTIES

At the time of the transactions described in this note, the Group's Chairman and Chief Executive Officer had control or significant influence over Beijing Kunlun Online Network Tech Co Ltd, Beijing Kunlun Tech, Kunlun Group Limited, Mobimagic Digital Technology Ltd, Nanocred Cayman Company Limited, OPay Limited, Star Group Interactive Inc. (formerly known as StarMaker Interactive Inc.) and Ying Liang Limited, either directly or through other investments.

The Group has significant influence over OPay Limited and Star Group Interactive Inc. through ownership interests in those entities. Moreover, the Group has joint control over nHorizon by having contractually agreed to the sharing of control.

In mid-
2019,
the Group entered into service agreements with Mobimagic Cayman Co. Ltd. (formerly Mobi Magic (Beijing) Information Technology Co., Ltd.) and Hong Kong Fintango Limited under which these parties would provide app, systems and platform maintenance, and data processing services as well as managerial oversight to P C Financial Services, an entity that provides microloans in India and which was a subsidiary of TenSpot Pesa Limited and the Group until
August 19, 2020,
at which point in time it was disposed of as disclosed in Note
9.
 Under the agreements, the Group paid a combination of fixed and variable fees that were calculated based on revenue less credit losses and indirect taxes.

Effective from
January 1, 2020,
the Group entered into an investment advisory and management agreement with Kunlun Group Limited. Under the agreement, Kunlun Group Limited provides investment management services to the Group, as disclosed in Notes
23
and
24.
In exchange for the services provided, the Group is obligated to pay an investment management fee, subject to the discretion of the Group's Chairman and CEO but limited to
8%
of the net gain from the investment activity. In
2020,
the investment management fee was
US$0.5
million, equivalent to
4%
of the net gain in
2020.

On
March 3, 2020,
the Group entered into an agreement with OPay Digital Services Limited, a subsidiary of OPay Limited, for the sale of
100%
of the shares in Neofin Malelane (PTY) Ltd., a subsidiary of the Group, in exchange for
US$0.1
million. Moreover, on
March 17, 2020,
the Group entered into an agreement with the same entity in the OPay group for the sale of
100%
of the shares in the Group's subsidiary Blue Ridge Microfinance Bank Ltd. in exchange for a consideration of
US$5.0
million. While the Group has an unconditional right to payment in cash, the Group expects to settle the receivable by converting it to equity in OPay Limited in a future funding round. The loss of control over Neofin Malelane (PTY) Ltd and Blue Ridge Microfinance Bank resulted in the Group recognizing a gain of
US$5.3
million in the Statement of Operations for
2020.

On
May 19, 2020,
the Group provided a loan of KES
200
million, equivalent to
US$1.9
million, to OStream Credit Limited, a subsidiary of OPay Limited. The loan was provided with a simple interest of
8%
per annum. The loan was repaid on
October 19, 2020.
In
2020,
the Group recognized interest income of
US$62
thousand from the loan.

On
August 19, 2020,
the board of directors of the Company approved a transaction in which TenSpot Pesa Limited, a wholly owned subsidiary at the time, was to be contributed to a subsidiary of NanoCred Cayman Company Limited (“Nanobank”) in exchange for the Group obtaining an ownership interest of
42%
in Nanobank. As part of the transaction, the Group agreed to transfer receivables due from TenSpot Pesa Limited to Nanobank. The transaction was completed on the same date. Prior to the transaction, Nanobank was controlled by the Group's Chairman and CEO. Additional information on the transaction is provided in Notes
9
and
13.

The Group provides and receives professional services to a number of other related parties.

Services received from Beijing Kunlun Tech consist of shared office facilities in Beijing, China.

Services provided to OPay consist of development and key management personnel services and have been invoiced based on time used. Services received from Mobimagic Digital Technology Ltd are related to distribution and promotion of the Group's products worldwide. Mobimagic Digital Technology Ltd was initially a subsidiary of the Qihoo
360
group, later invested into by other investors, including Mr. Yahui Zhou. The Qihoo
360
group and Mr. Yahui Zhou were also
two
of the original shareholders of Opera Limited. Both Opera and Mobimagic Digital Technology Ltd have a need to promote their apps through mobile advertising on third
-party advertising inventory. As the
two
companies have operated under overlapping control, it was decided to take advantage of the combined volume of advertising to be procured in order to achieve the most attractive pricing from third
parties; hence the partnership. As of
December 31, 2020,
the Group had provided prepayments to Mobimagic Digital Technology Ltd for distribution and promotion services as part of an agreement where Mobimagic Digital Technology Ltd accepted financial risk related to the retention of acquired new users. The prepayments had a carrying amount of
US$3.8
million as of
December 31, 2020,
compared to
US$15.5
million as of
December 31, 2019,
while the carrying amount had reached US$
nil
as of the date of this report.

On
November 11, 2020,
an addendum was made to the partnership agreement between the Group and Mobimagic Digital Technology Ltd., when the latter party assigned its rights and obligations under the existing agreement to Ying Liang Limited. In
2020,
the Group purchased marketing and distribution-related services from Ying Liang Limited for
US$3.7
million.

Additional information about transactions with associates and joint ventures is included in Note
13.

Outstanding balances as of
December 31, 2019
and
2020
are unsecured and interest free, except as outlined above, and settlement occurs in cash. There have been no
guarantees provided or received for any related party receivable or payable.

[US$ thousands]			As of December 31,
Balances with related parties	Category of related party	Type of balance	2019	2020
Beijing Kunlun Lexiang Network Technology Co., Ltd.	Key management personnel	Other payables	-	(15)
Beijing Kunlun Online Network Tech Co., Ltd.	Key management personnel	Other payables	-	(45)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Other payables	(177)	(773)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Trade receivables	-	13
Beijing OFY Co., Ltd.	Associate / Key management personnel	Trade receivables	-	51
Beijing Xianlaihuyu Network Tech Co., Ltd.	Key management personnel	Other payables	-	(5)
Blue Ridge Micro Finance Bank Ltd.	Associate / Key management personnel	Trade payables	-	(30)
Kunlun Global International Sdn. Bhd.	Key management personnel	Other payables	-	(8)
Kunlun Group Ltd.	Key management personnel	Trade payables	(436)	(520)
Kunlun Tech Ltd.	Key management personnel	Trade receivables	-	568
Mobimagic Digital Tech. Ltd.	Key management personnel	Distribution prepayment	15,527	3,848
Mobimagic Digital Tech. Ltd.	Key management personnel	Trade and other payables	(2,760)	-
Mobimagic Cayman Co. Ltd.	Key management personnel	Trade receivables	303	-
Mobimagic Cayman Co. Ltd. / Hong Kong Fintango Ltd.	Key management personnel	Trade and other payables	(25,598)	-
Nanocred Cayman Company Limited and subsidiaries	Associate / Key management personnel	Other receivables	-	138
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Trade receivables	-	278
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Revenue share liability	(23)	(23)
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Trade receivables	146	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Professional service payable	(543)	(533)
OPay Digital Services Ltd.	Associate / Key management personnel	Loan receivable	-	-
OPay Digital Services Ltd.	Associate / Key management personnel	Trade receivables	17,450	615
OPay Digital Services Ltd.	Associate / Key management personnel	Contract liability	(6,274)	-
OPay Digital Services Ltd.	Associate / Key management personnel	Other receivables	-	5,000
Paycom Nigeria Ltd.	Key management personnel	Trade receivables	1,466	-
Paycom Nigeria Ltd.	Key management personnel	Trade and other payables	(26)	(136)
Powerbets Holdings Ltd.	Joint venture	Loan receivable	3,039	-
Powerbets Holdings Ltd.	Joint venture	Trade receivable	6,579	-
Starmaker Entertainment Technology India Pvt., Ltd.	Key management personnel	Trade receivables	22	-
Wisdom Connection III Holding Inc.	Key management personnel	Other receivables	500	500
Xinyu Kunnuo Investment Management Co., Ltd.	Key management personnel	Other payables	-	180
Ying Liang Ltd.	Key management personnel	Distribution prepayment	-	22
Ying Liang Ltd.	Key management personnel	Trade and other payables	-	(3,673)
Ying Liang Ltd.	Key management personnel	Trade receivables	-	209

[US$ thousands]			Year ended December 31,
Transactions with related parties	Category of related party	Type of transaction	2018	2019	2020
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Office facilities	(1,072)	(1,545)	(1,533)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Technology licensing and other revenue	-	13	-
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Professional services	-	(30)	-
Beijing Kunlun Lexiang Network Technology Co., Ltd.	Key management personnel	Professional services	-	(79)	(15)
Beijing Kunlun Online Network Tech Co., Ltd.	Key management personnel	Professional services	-	(125)	(44)
Beijing Xianlaihuyu Network Tech Co., Ltd.	Key management personnel	Professional services	-	(39)	(5)
Beijing OFY Co., Ltd.	Associate / Key management personnel	Technology licensing and other revenue	-	-	543
Kunlun Global International Sdn. Bhd.	Key management personnel	Advertising revenue	68	2	-
Kunlun Global International Sdn. Bhd.	Key management personnel	Professional services	-	-	(8)
Kunlun Group Ltd.	Key management personnel	Professional investment advisory services	-	(436)	(582)
Mobimagic Digital Tech. Ltd.	Key management personnel	Technology licensing, advertising and other revenue	3,069	-	496
Mobimagic Digital Tech. Ltd.	Key management personnel	Marketing and distribution	(7,522)	(25,767)	(9,719)
Mobimagic Digital Tech. Ltd.	Key management personnel	Software license fees	-	(500)	-
Mobimagic Cayman Co. Ltd.	Key management personnel	Technology licensing and other revenue	-	303	596
Mobimagic Cayman Co. Ltd. / Hong Kong Fintango Ltd.	Key management personnel	Technology and platform fees	-	(25,598)	(23,007)
Mobimagic Cayman Co. Ltd.	Key management personnel	Professional services	-	(325)	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Technology licensing and other revenue	(18)	146	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Content cost	(45)	(38)	-
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Professional services	(941)	(156)	-
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Technology licensing and other revenue	-	-	133
OPay Digital Services Ltd.	Associate / Key management personnel	Acquisition of business	(9,500)	-	-
OPay Digital Services Ltd.	Associate / Key management personnel	Investment	-	(7,131)	-
OPay Digital Services Ltd.	Associate / Key management personnel	Technology and platform fees	(455)	-	-
OPay Digital Services Ltd.	Associate / Key management personnel	Technology licensing and other revenue	10,899	15,960	7,626
OPay Digital Services Ltd.	Associate / Key management personnel	Interest income	-	323	-
OPay Digital Services Ltd.	Associate / Key management personnel	Other income	-	-	5,289
Paycom Nigeria Ltd.	Associate / Key management personnel	Advertising and other revenue	-	1,565	866
Powerbets Holdings Ltd.	Joint venture	Technology licensing, advertising and other revenue	4,369	2,210	-
Puto Novi Financing Corporation	Key management personnel	Finance income	-	-	97
StarMaker Interactive Inc.	Key management personnel	Investment	(30,000)	-	-
StarMaker Interactive Inc.	Key management personnel	Professional services	175	150	-
Wisdom Connection III Holding Inc.	Key management personnel	Other revenue	-	8	-
Wisdom Connection III Holding Inc.	Key management personnel	Disposal of shares in associates	-	500	-
Xinyu Kunnuo Investment Management Co., Ltd.	Key management personnel	Professional services	-	-	180
Ying Liang Ltd.	Key management personnel	Marketing and distribution expenses	-	-	(3,716)
Ying Liang Ltd.	Key management personnel	Technology licensing and other revenue	-	-	209